Supplemental cash flow information (Details) - ZHEJIANG TIANLAN - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Change in accrued other assets	$ 271,029	$ 0
Change in accrued deferred royalty acquisitions	(69,675)	69,675
Reclassification of prepaid expenses to share issue costs	179,043	0
Change in accrued dividends	102,253	447,583
Share issuances for royalty acquisitions and milestone payments	$ 2,821,454	$ 12,456,390